UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1.  Schedule of Investments

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 77.08%
California Educational Facilities Authority Revenue Refunding (Stanford University),
Series L-5,
0.390%, VRD	6,900,000	6,900,000
Series L-6,
0.390%, VRD	12,400,000	12,400,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series B,
0.400%, VRD	2,200,000	2,200,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare), Series C,
0.370%, VRD	17,600,000	17,600,000
California Health Facilities Financing Authority Revenue (Scripps Health),
Series B,
0.350%, VRD	9,000,000	9,000,000
Series C,
0.390%, VRD	3,000,000	3,000,000
Series C,
0.390%, VRD	18,700,000	18,700,000
Series F,
0.370%, VRD	3,000,000	3,000,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems),
Series B,
0.370%, VRD	23,050,000	23,050,000
Series C,
0.370%, VRD	34,615,000	34,615,000
Series D,
0.360%, VRD	17,000,000	17,000,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1,
0.380%, VRD	14,400,000	14,400,000
California Infrastructure & Economic Development Bank Revenue (California Academy), Series E,
0.320%, VRD	16,170,000	16,170,000
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation), Series B,
0.320%, VRD	3,600,000	3,600,000
California Municipal Finance Authority Revenue (Chevron USA — Recovery Zone Bonds), Series B,
0.340%, VRD	12,750,000	12,750,000
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School),
0.390%, VRD	7,650,000	7,650,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California State Kindergarten,
Series A1,
0.330%, VRD	2,750,000	2,750,000
Series A2,
0.320%, VRD	12,300,000	12,300,000
Series A3,
0.370%, VRD	16,250,000	16,250,000
Series B2,
0.320%, VRD	10,700,000	10,700,000
Series B3,
0.280%, VRD	850,000	850,000
California State, Series B, Subseries B-3,
0.380%, VRD	6,135,000	6,135,000
California Statewide Communities Development Authority (Robert Louis Stevenson),
0.390%, VRD	6,000,000	6,000,000
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments), Series K, (FHLMC Insured),
0.390%, VRD	6,505,000	6,505,000
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B,
0.380%, VRD	4,000,000	4,000,000
Antelope Valley-East Kern Water Agency, Series A-2,
0.400%, VRD	14,350,000	14,350,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056),
0.440%, VRD[1,2]	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area),
Series D-2,
0.370%, VRD	16,400,000	16,400,000
Series F, (Bank of America Austin Certificates, Series 2008-1058),
0.450%, VRD[1,2]	6,750,000	6,750,000
Chino Basin Regional Financing Authority Revenue Refunding (Inland Empire Utilities), Series B,
0.410%, VRD	5,080,000	5,080,000
City of Santa Clara, Electrical Revenue, Subseries B,
0.380%, VRD	28,505,000	28,505,000
East Baton Rouge Parish Industrial Development Board, Inc., Revenue (ExxonMobil Project), Series A,
0.360%, VRD	15,000,000	15,000,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16),
0.370%, VRD	6,268,000	6,268,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A,
0.370%, VRD	6,503,000	6,503,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.380%, VRD	4,937,000	4,937,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series A,
0.360%, VRD	3,950,000	3,950,000
Irvine Unified School District,
Series A,
0.360%, VRD	6,900,000	6,900,000
Series B,
0.410%, VRD	15,000,000	15,000,000
Series C,
0.360%, VRD	14,900,000	14,900,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore), Series A, (FNMA Insured),
0.390%, VRD	6,700,000	6,700,000
Los Angeles Department of Water & Power Revenue (Power System),
Subseries A-1,
0.360%, VRD	4,500,000	4,500,000
Subseries A-2,
0.360%, VRD	4,500,000	4,500,000
Los Angeles Water and Power Revenue,
Subseries B-5,
0.390%, VRD	10,000,000	10,000,000
Subseries B-6,
0.300%, VRD	9,000,000	9,000,000
Subseries B-8,
0.480%, VRD	8,400,000	8,400,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project),
0.390%, VRD	3,185,000	3,185,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A, (FNMA Insured),
0.490%, VRD	6,800,000	6,800,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A, Certificates 20070071),
0.440%, VRD[1,2]	10,145,000	10,145,000
Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-2,
0.390%, VRD	12,270,000	12,270,000
Metropolitan Water District Southern California Waterworks Revenue, Series B-3,
0.340%, VRD	10,550,000	10,550,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.480%, VRD	33,055,000	33,055,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured),
0.390%, VRD	11,230,000	11,230,000
Orange County Water District Revenue Certificates of Participation, Series A,
0.390%, VRD	37,765,000	37,765,000
Sacramento Municipal Utility District, Series L,
0.400%, VRD	14,720,000	14,720,000
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments), Series A, (FNMA Insured),
0.400%, VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage — Mountain View), Series A, (FNMA Insured),
0.400%, VRD	3,650,000	3,650,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
0.390%, VRD	22,630,000	22,630,000
Series B,
0.380%, VRD	12,250,000	12,250,000
San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 36C,
0.390%, VRD	5,000,000	5,000,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series A,
0.380%, VRD	3,860,000	3,860,000
Series B,
0.390%, VRD	24,450,000	24,450,000
Series C,
0.500%, VRD	5,330,000	5,330,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B,
0.380%, VRD	3,730,000	3,730,000
West Covina Public Financing Authority Lease Revenue, Series A,
0.380%, VRD	5,690,000	5,690,000

Total municipal bonds and notes (cost — $702,808,000)		702,808,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — 14.50%
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital),
Series B-2, Subseries 1,
0.430%, due 05/24/16	17,550,000	17,550,000
Series B-2, Subseries 2,
0.100%, due 05/04/16	13,350,000	13,350,000
Los Angeles County Capital Asset Lease,
0.040%, due 04/05/16	15,000,000	15,000,000
Los Angeles County Department of Water & Power,
0.130%, due 04/26/16	10,000,000	10,000,000
Sacramento Municipal Utility District,
0.090%, due 05/05/16	10,000,000	10,000,000
San Diego County Water Authority,
0.020%, due 04/05/16	17,050,000	17,050,000
0.300%, due 04/06/16	6,250,000	6,250,000
San Francisco City and County Airports Community International Airport Revenue,
0.260%, due 05/11/16	10,000,000	10,000,000
State of California,
0.030%, due 04/01/16	10,000,000	10,000,000
0.030%, due 04/05/16	5,000,000	5,000,000
0.050%, due 04/21/16	18,000,000	18,000,000

Total tax-exempt commercial paper (cost — $132,200,000)		132,200,000

US government obligation — 5.48%
US Treasury Bill
0.235%, due 04/07/16[3] (cost — $49,997,967)	50,000,000	49,997,967

Total investments (cost — $885,005,967 which approximates cost for federal income tax purposes) — 97.06%		885,005,967
Other assets in excess of liabilities — 2.94%		26,821,458

Net assets (applicable to 911,802,588 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		$911,827,425

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	702,808,000	—	702,808,000
Tax-exempt commercial paper	—	132,200,000	—	132,200,000
US government obligation	—	49,997,967	—	49,997,967
Total	—	885,005,967	—	885,005,967

Weighted average maturity — 8 days

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.37% of net assets as of March 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Rate shown is the discount rates at date of purchase unless otherwise noted.

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 76.45%
New York State Dormitory Authority Revenue (Columbia University), Series B,
0.480%, VRD	9,500,000	9,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Children’s Hospital),
0.420%, VRD	7,560,000	7,560,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System),
0.450%, VRD	2,150,000	2,150,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A,
0.430%, VRD	14,200,000	14,200,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association),
0.400%, VRD	7,900,000	7,900,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A,
0.410%, VRD	16,000,000	16,000,000
Series A-2,
0.480%, VRD	10,400,000	10,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured),
0.370%, VRD	8,280,000	8,280,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.),
0.390%, VRD	2,550,000	2,550,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1,
0.480%, VRD	5,820,000	5,820,000
New York State Dormitory Authority Revenue State Supported Debt (City University),
Series C,
0.390%, VRD	5,990,000	5,990,000
Series D,
0.400%, VRD	16,300,000	16,300,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University),
Series A,
0.390%, VRD	5,000,000	5,000,000
Series B,
0.390%, VRD	5,000,000	5,000,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester),
Series A,
0.360%, VRD	3,125,000	3,125,000
Series B,
0.360%, VRD	13,215,000	13,215,000
New York State Housing Finance Agency (Riverside Center 2 Housing),
Series A-2,
0.400%, VRD	29,000,000	29,000,000
Series A-3,
0.400%, VRD	5,000,000	5,000,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I),
Series A, (FHLMC Insured),
0.380%, VRD	23,600,000	23,600,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured),
0.490%, VRD	7,700,000	7,700,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured),
0.520%, VRD	16,240,000	16,240,000
New York State Housing Finance Agency Revenue (North End), Series A, (FNMA Insured),
0.490%, VRD	9,600,000	9,600,000
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.), Series B,
0.430%, VRD	5,360,000	5,360,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
0.480%, VRD	7,830,000	7,830,000
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A,
0.450%, VRD	8,450,000	8,450,000
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A,
0.550%, VRD	1,880,000	1,880,000
Long Island Power Authority, Series C,
0.420%, VRD	13,200,000	13,200,000
Metropolitan Transportation Authority Dedicated Tax Fund Refunding, Subseries B-1,
0.400%, VRD	10,000,000	10,000,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries E-1,
0.370%, VRD	5,000,000	5,000,000
Metropolitan Transportation Authority Revenue,
Subseries E-1,
0.360%, VRD	5,500,000	5,500,000
Subseries E-5,
0.360%, VRD	3,000,000	3,000,000
Subseries G-1G,
0.430%, VRD	1,275,000	1,275,000
Nassau Health Care Corp. Revenue, Series B-1,
0.380%, VRD	4,280,000	4,280,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development), Series A, (FNMA Insured),
0.490%, VRD	9,000,000	9,000,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A,
0.380%, VRD	9,755,000	9,755,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A, (FNMA Insured),
0.490%, VRD	9,900,000	9,900,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.400%, VRD	8,600,000	8,600,000
Series BB-2,
0.380%, VRD	11,040,000	11,040,000
Series BB-5,
0.340%, VRD	10,710,000	10,710,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series A,
0.360%, VRD	5,000,000	5,000,000
Series B-4,
0.340%, VRD	12,695,000	12,695,000
Series CC-1,
0.370%, VRD	13,800,000	13,800,000
New York City Transitional Finance Authority Revenue (Future Tax Secured),
0.340%, VRD	15,720,000	15,720,000
0.350%, VRD	12,100,000	12,100,000
0.360%, VRD	3,000,000	3,000,000
Subseries D-4,
0.380%, VRD	2,315,000	2,315,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1,
0.530%, VRD	11,900,000	11,900,000
New York City Trust for Cultural Resources Revenue (WNYC Radio, Inc.),
0.420%, VRD	2,750,000	2,750,000
New York City,
Series F, Subseries F-3,
0.380%, VRD	2,000,000	2,000,000
Subseries D-4,
0.350%, VRD	15,500,000	15,500,000
Subseries L-3,
0.380%, VRD	1,900,000	1,900,000
Subseries L-4,
0.360%, VRD	13,895,000	13,895,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B,
0.400%, VRD	11,250,000	11,250,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project),
0.450%, VRD	5,160,000	5,160,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Saratoga County Capital Resource Corp. Revenue (Saratoga Hospital Project),
0.450%, VRD	3,275,000	3,275,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project),
Series A-1,
0.350%, VRD	2,180,000	2,180,000
Series A-2,
0.350%, VRD	6,300,000	6,300,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A,
0.400%, VRD	9,000,000	9,000,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2,
0.340%, VRD	23,510,000	23,510,000
Triborough Bridge & Tunnel Authority Revenue,
Series B,
0.380%, VRD	15,915,000	15,915,000
Series B-1,
0.360%, VRD	6,725,000	6,725,000
Series B-3,
0.340%, VRD	4,785,000	4,785,000
Subseries 2-A,
0.400%, VRD	6,000,000	6,000,000
University of Texas Permanent University (Funding System), Series A,
0.390%, VRD	6,605,000	6,605,000
University of Texas Revenues (Financing Systems), Series B,
0.390%, VRD	4,600,000	4,600,000

Total municipal bonds and notes (cost — $566,790,000)		566,790,000

Tax-exempt commercial paper — 4.72%
New York State Power Authority
0.170%, due 04/01/16	15,000,000	15,000,000
0.050%, due 04/01/16	10,000,000	10,000,000
0.040%, due 04/01/16	10,000,000	10,000,000

Total tax-exempt commercial paper (cost — $35,000,000)		35,000,000

US government obligations[1] — 9.44%
US Treasury Bills
0.050%, due 04/14/16	10,000,000	9,999,819
0.250%, due 04/07/16	60,000,000	59,997,500

Total US government obligations (cost — $69,997,319)		69,997,319

Total investments (cost — $671,787,319 which approximates cost for federal income tax purposes) — 90.61%		671,787,319
Other assets in excess of liabilities — 9.39%		69,589,644

Net assets (applicable to 741,345,724 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		$741,376,963

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the Fund.

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	566,790,000	—	566,790,000
Tax-exempt commercial paper	—	35,000,000	—	35,000,000
US government obligations	—	69,997,319	—	69,997,319
Total	—	671,787,319	—	671,787,319

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 5 days

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

Portfolio acronyms
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2016 and reset periodically.

UBS Managed Municipal Trust

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy had been included near the end of each Fund’s Schedule of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 27, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 27, 2016